Bank Loans and Notes Payable - Narrative (Details) € / shares in Units, € in Millions, $ in Millions, $ in Millions							1 Months Ended					3 Months Ended		12 Months Ended
	Jun. 30, 2024 MXN ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Feb. 12, 2020 USD ($)	Jan. 16, 2020 USD ($)	May 07, 2013 USD ($)	Dec. 31, 2023 MXN ($)	May 31, 2023 USD ($)	Mar. 31, 2023 MXN ($)	Nov. 30, 2022 MXN ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2023 MXN ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 MXN ($)	Jun. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€) € / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Apr. 30, 2021 EUR (€)	May 07, 2013 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 67,218		$ 76,500
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid																$ 0	782	$ 6,961
Repayments of non-current borrowings														$ 101	[1]	1,817	6,364	43,421
Borrowings																	144,429		141,804
Savings amount												$ 7,500									$ 1,727						$ 408
Interest pay rate												5.46%
Argentine pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts																724	657
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts																1,421	$ 789
2.875% Senior Notes due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 147				$ 1,000																$ 207	$ 127
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid									$ 346
Repayments of non-current borrowings								$ 300
Senior Notes 2.875%
Disclosure of detailed information about borrowings [line items]
Notional amount | €																													€ 300
Borrowings term						10 years
Borrowings, interest rate						2.875%																							2.875%
Senior Notes 4.375%
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 700
Repayment of borrowings		130
Fixed Rate 4.375%
Disclosure of detailed information about borrowings [line items]
Borrowings term						30 years
Borrowings, interest rate						4.375%																							4.375%
3.500% Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		943		$ 300	$ 1,500						$ 700			$ 705
Borrowings, interest rate				3.50%	3.50%						3.50%
Repayment of borrowings		$ 715
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	$ 703								$ 4,199									1,188
Basis points over the relevant benchmark				1.375%	1.30%
Borrowings				$ 1,800
Total yield percentage				3.577%
Percentage of implicit weighted performance											3.358%
Gain (loss) on hedge ineffectiveness recognised in profit or loss							$ 5,763											$ 3,910
Debt Certificates Maturing on 2033
Disclosure of detailed information about borrowings [line items]
Notional amount | €																								€ 259
Borrowings, interest rate																												1.00%
Borrowings | €																												€ 500
Debt Certificates Maturing on 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | €																								€ 404
Borrowings, interest rate																												0.50%
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid																$ 2,416
Borrowings | €																												€ 700
Senior Notes Maturing 2028
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings | €			€ 347
Borrowings | €																				€ 700
Senior Notes Maturing on 2033
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings | €			€ 197
Borrowings | €																				€ 500
Debt Certificates Maturing on 2032
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 8,446
Borrowings, interest rate										9.65%
TIEE28 Plus Zero Point One Zero Percentage Debt Bonds Maturing on 2027
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 827
Basis points over the relevant benchmark										0.25%
Borrowings, adjustment to interest rate basis										0.10%
Senior Unsecured Exchangeable Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount | €																									€ 500
Borrowings, interest rate																									2.625%
Exchange price (in euros per share) | € / shares																									€ 95.625
Premium (as a percent)																									27.50%
Clearing price (in euros per share) | € / shares																									€ 75.00
Initial exchange option (in shares) | shares																									5,228,758
7.87% debt bonds maturing on 2027
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 8,500
Borrowings, interest rate														7.87%					7.87%	7.87%
7.35% debt bonds maturying on 2028
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 3,000
Borrowings, interest rate														7.35%					7.35%	7.35%
7.36% Debt maturing on 2028
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 6,965
Borrowings, interest rate														7.36%					7.36%	7.36%
TIIE Plus Zero Point Zero Five Percentage Debt Bonds Maturing On 2026
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 2,435
Borrowings, interest rate														0.05%					0.05%	0.05%
TIEE Plus Nine Point Pine Five Percentage Debt Bonds Maturing On 2029
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 5,500
Borrowings, interest rate														9.95%					9.95%	9.95%
TIIE Plus Zero Point Zero Five Percentage Debt Bonds Maturing On 2026, 2
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 500
Borrowings, interest rate														0.05%					0.05%	0.05%
2.75% Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 1,041
Borrowings, interest rate														2.75%					2.75%	2.75%
1.85% Senior Notes Maturing 2032
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 705
Borrowings, interest rate														1.85%					1.85%	1.85%
5.25% Senior Notes Maturing On November 26, 2045
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 489
Borrowings, interest rate														5.25%					5.25%	5.25%
5.10% Senior Notes Maturing On May 6, 2035
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 500
Borrowings, interest rate														5.10%					5.10%	5.10%
First Bonds Linked Debt
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 9,400
Borrowings, adjustment to interest rate basis													0.25%
Prepaid bilateral loans with maturity of February 2025
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings													$ 3,760
Prepaid bilateral loans with maturity of August 2026
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings													$ 5,640
Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount																										$ 209
Senior Notes Maturing 2043
Disclosure of detailed information about borrowings [line items]
Notional amount																										$ 111
TIIE Plus Zero Point Zero Eight Percentage Debt Bonds Maturing On 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																					0.08%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4